Performance Management - FT Vest Nasdaq-100 Conservative Buffer ETF - October	Oct. 18, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund does not have a performance history. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at www.ftportfolios.com. The Fund’s past performance(before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance(before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund does not have a performance history.
Performance Availability Website Address [Text]	www.ftportfolios.com